Deposits - Additional Information (Detail) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Banking And Thrift [Abstract]
Certificate of deposit with balance of $100,000 or more	$ 201,800,000	$ 216,700,000
Maximum deposit insurance amount	$ 250,000